ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $)	3 Months Ended	12 Months Ended
	Nov. 30, 2014	Aug. 31, 2014
Notes to Financial Statements [Abstract]
Value at December 31, 2013	$ 118,363
Issuance of instruments		78,281
Change in value		40,082
Net settlements
Value at August 31, 2014	$ 118,363	$ 118,363